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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number  811-1436
                                   ---------------------------------------------

Capstone Growth Fund (A Series of Capstone Series Fund, Inc.)
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


5847 San Felipe, Houston Texas                         77057
--------------------------------------------------------------------------------
(Address of principal executive offices)            (Zip code)

InCap Service Company, Willow Grove, PA 19090
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 713 260-9000
                                                    ----------------------------

Date of fiscal year end: 10/31/2003
                         --------------------

Date of reporting period: 04/30/2003
                          -------------------

Item 1 - Reports to Stockholders


April 30,2003


------------------
Semi-Annual Report
------------------


    CAPSTONE GROWTH FUND
CGF --------------------------------------
    BUILDING WEALTH WHILE CONTROLLING RISK

Dear Shareholder:

We are pleased to present the semi-annual report for Capstone Growth Fund for the period ended April 30, 2003.

EQUITY COMMENTARY

As of now no one seems to know Saddam's whereabouts. He may be alive and hiding, or he and his staff may be dead. If the latter, we may never know... While more difficulties undoubtedly lie ahead, the "worst of all worlds" cases envisioned such a short time ago seem to have been avoided for now. A favorable outcome in Iraq has had two key results. First, as uncertainty has lifted, equity prices have risen. Second, as oil supplies became more certain, oil prices have fallen. As shown in Chart 1, both of these events have taken place. While the S&P 500 fell 3.15% for the quarter ended March, 2003, from its mid March low, the S&P 500 index has rallied about 10% which places it in positive territory for the year. Oil prices on the other hand have fallen from the mid March high of $37.64 to $27.60 currently, a drop of 27%.

                                    CHART 1
                         OIL AND STOCK PRICE MOVEMENTS

                                [GRAPHIC OMITTED]

Our sense is that once Iraq is seen as being more or less pacified, reduction of the uncertainty premium should allow equity prices to rise further.

It is the decline in oil prices that should provide the most significant boost to economic activity. In the short-term oil demand is not highly sensitive to price. Rising prices act as a form of tax on businesses and consumers alike. The U.S. consumes about 20 million barrels (840 million gallons) of petroleum per day. If oil prices fall by 27% or $10 per barrel, consumers of oil enjoy a price reduction amounting to $73 billion on an annual basis. The recent supplemental spending bill requested by the President for war costs was $75 billion.

One of the central aims for post-war Iraq should be to bring Iraqi production back up to pre-war levels and expand its productive base. Before the current conflict, Iraq was producing 2.8 million barrels per day (bpd). Before the first Gulf War, Iraq produced 3.5 million bpd. As it stands, Iraqi production has been falling at the rate of 700,000 bpd per year. The reason for this decline is the lack of reinvestment by the regime in its oil resources and poor reservoir management. A recent study by the Council of Foreign Relations and the Baker Institute at Rice University indicates that $5 billion and 18 months would be required to bring Iraqi production back to 3.5 million bpd.

Development of Iraq's existing oil reserves will require a large investment and more time, but will also hold large rewards. With proven reserves of 112 billion barrels, Iraq is second only to Saudi Arabia's 262 billion barrels. Iraq's reserves remain largely undeveloped. Of 526 known potential oil bearing geologic structures in Iraq, only 125 have actually been drilled. The country contains only 1,500 producing oil wells. In Texas, by contrast, there are 1 million producing wells. Iraq's development will be a source of downward pressure on oil prices, and upward pressure on economic activity.

There is another positive which is more difficult to measure. That is the increase in political capital the President will enjoy with the successful prosecution of the Iraq War. Domestically, this improves the likelihood of many of his economic proposals being approved.

With matters in Iraq proceeding well, investor attention is very likely to turn to the first quarter earnings season. While the number of earnings warnings is lower this year than last, we would not be surprised to see the number of negative announcements increase owing to the volatile news background of the quarter. What will be of greater interest is managements' statements regarding current conditions. As we have said before, the fundamentals of monetary and fiscal policy are in place to spur economic growth once the fog of war begins to lift.

The equity markets' action during April in contrast to the last quarter provides some indication of where the opportunities may lie. Table I below shows S&P sector performance during the first quarter, Table II below shows sector performance during the first days of April. Not surprisingly, there has been gravitation toward those areas that are more economically sensitive. Our belief is that economically sensitive companies will benefit as the economy continues to recover. Business investment is overdue for a rebound. With the geopolitical uncertainties beginning to wane, we would expect this important area to recover more rapidly.

-----------------------------------------       ---------------------------------------------
                TABLE I                                          TABLE II
        GICS SECTOR PERFORMANCE                           GICS SECTOR PERFORMANCE
  (BASED ON THE S&P 500 GICS INDEXES)               (BASED ON THE S&P 500 GICS INDEXES)
               QTR 1 2003                                     EARLY APRIL 2003
Health Care                          0.9%       Information Technology                   5.6%
Energy                               0.0%       Financials                               4.3%
Information Technology              -0.5%       Industrials                              4.2%
Consumer Discretionary              -1.6%       Consumer Discretionary                   4.0%
Utilities                           -4.3%       Telecommunications Services              3.3%
Industrials                         -5.5%       Health Care                              2.3%
Financials                          -5.7%       Materials                                2.2%
Consumer Staples                    -7.0%       Consumer Staples                         1.0%
Materials                           -7.8%       Utilities                                0.3%
Telecommunications Services        -15.1%       Energy                                  -0.2%
-----------------------------------------       ---------------------------------------------

We welcome your comments or your questions about this report or any of the services that we provide. We sincerely appreciate your trust and confidence in us and look forward to continuing our relationship with you for many years to come.

Sincerely,

/s/ Edward L. Jaroski                   /s/ Dan E. Watson

Edward L. Jaroski                       Dan E. Watson
President and Chairman of the Board     Executive Vice President

CAPSTONE SERIES FUND, INC.
SCHEDULE OF INVESTMENTS - APRIL 30, 2003 (Unaudited)
                                                                     GROWTH FUND
--------------------------------------------------------------------------------

                                                        SHARES        VALUE
                                                        ------        -----
COMMON STOCK (99.68%)

AEROSPACE & DEFENSE (3.47%)
United Technologies Corp.                               24,540     $  1,516,818
                                                                   ------------

BANKS (3.81%)
Washington Mutual, Inc.                                 42,190        1,666,505
                                                                   ------------

BEVERAGES (3.53%)
Coca-Cola Co./The                                       38,280        1,546,512
                                                                   ------------

BIOTECHNOLOGY (2.81%)
Amgen, Inc. *                                           20,030        1,228,039
                                                                   ------------

BUILDING MATERIALS (3.38%)
American Standard Cos., Inc. *                          20,790        1,480,040
                                                                   ------------

COMPUTER HARDWARE (0.91%)
Microchip Technology                                    19,170          398,544
                                                                   ------------

COMPUTER SERVICES & SOFTWARE (6.90%)
Fiserv, Inc. *                                          21,520          633,549
Intuit, Inc. *                                          11,590          449,460
Microsoft Corp.                                         75,820        1,938,718
                                                                   ------------
                                                                      3,021,727
                                                                   ------------

CONTAINERS (2.49%)
Pactiv Corp. *                                          53,000        1,087,560
                                                                   ------------

COSMETICS & TOILETRIES (3.76%)
Kimberly-Clark Corp.                                    25,630        1,275,605
Procter & Gamble Co.                                     4,100          368,385
                                                                   ------------
                                                                      1,643,990
                                                                   ------------

ELECTRONICS (1.04%)
Texas Instruments, Inc.                                 24,700          456,703
                                                                   ------------

FINANCIAL SERVICES (15.82%)
American International Group                            31,836        1,844,896
Citigroup, Inc.                                         53,292        2,091,711

CAPSTONE SERIES FUND, INC.
SCHEDULE OF INVESTMENTS - APRIL 30, 2003 (Unaudited)
                                                                     GROWTH FUND
--------------------------------------------------------------------------------

                                                        SHARES        VALUE
                                                        ------        -----

Fannie Mae                                              20,170     $  1,460,106
Merrill Lynch & Co., Inc.                               27,760        1,139,548
SLM Corp.                                                3,460          387,520
                                                                   ------------
                                                                      6,923,781
                                                                   ------------

HEALTHCARE (1.19%)
HCA, Inc.                                               16,210          520,341
                                                                   ------------


MEDIA (4.08%)
McGraw-Hill Cos., Inc./The                              30,560        1,784,398
                                                                   ------------

MEDICAL PRODUCTS (4.39%)
Johnson & Johnson                                       32,780        1,847,481
Zimmer Holdings, Inc. *                                  1,530           71,757
                                                                   ------------
                                                                      1,919,238
                                                                   ------------

MISCELLANEOUS MANUFACTURING (4.56%)
General Electric Co.                                    67,790        1,996,416
                                                                   ------------

OIL & GAS (11.68%)
BP Plc                                                  39,770        1,532,736
ChevronTexaco Corp.                                     26,680        1,675,771
Exxon Mobil Corp.                                       54,110        1,904,672
                                                                   ------------
                                                                      5,113,179
                                                                   ------------

PHARMACEUTICALS (5.17%)
Cardinal Health, Inc.                                   10,690          590,943
Pfizer, Inc.                                            54,337        1,670,863
                                                                   ------------
                                                                      2,261,806
                                                                   ------------

RETAIL (10.39%)
Lowe's Companies                                        11,270          494,640
Target Corp.                                            26,560          888,166
Walgreen Co.                                            27,650          853,279
Wal-Mart Stores, Inc.                                   36,520        2,056,806
Yum! Brands, Inc. *                                     10,320          254,904
                                                                   ------------
                                                                      4,547,795
                                                                   ------------

CAPSTONE SERIES FUND, INC.
SCHEDULE OF INVESTMENTS - APRIL 30, 2003 (Unaudited)
                                                                     GROWTH FUND
--------------------------------------------------------------------------------

                                                        SHARES        VALUE
                                                        ------        -----

SEMICONDUCTOR EQUIPMENT (3.06%)
Kla-Tencor Corp. *                                      32,650     $  1,338,650
                                                                   ------------

TELECOMMUNICATIONS (7.24%)
Alltel Corp.                                            34,870        1,634,008
Cisco Systems, Inc. *                                   50,370          757,565
Qualcomm, Inc.                                          24,370          777,159
                                                                   ------------
                                                                      3,168,732
                                                                   ------------

TOTAL COMMON STOCK (Cost $45,507,915)                              $ 43,620,774
                                                                   ------------

MISCELLANEOUS ASSETS (0.04%)
Aim Prime Portfolio Money Market,
Institutional Class (Cost $17,601)                      17,601           17,601
                                                                   ------------

                                                     PRINCIPAL
                                                     ---------
REPURCHASE AGREEMENT (0.35%)
Fifth Third Bank, 0.75%, dated 04/30/03, due
05/01/03, repurchase price $152,724
(collateralized by FHARM Pool #875669,
4.417%, due 08/01/23, market value
$157,303) (Cost $152,721)                              152,721          152,721
                                                                   ------------

     TOTAL INVESTMENTS (Cost $45,678,237) (100.07%)                $ 43,791,096
     LIABILITIES IN EXCESS OF OTHER ASSETS, NET (-0.07%)                (30,674)
                                                                   ------------
     TOTAL NET ASSETS (100%)                                       $ 43,760,422
                                                                   ============

Cost for federal income tax at April 30, 2003 was
$45,707,161 and net unrealized depreciation
consisted of:
   Gross unrealized appreciation                                   $  2,835,198
   Gross unrealized depreciation                                     (4,751,263)
                                                                   ------------
   Net unrealized depreciation                                     $ (1,916,065)
                                                                   ============

*    Non-income producing investment.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SERIES FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES - April 30, 2003 (Unaudited)
                                                                     GROWTH FUND
--------------------------------------------------------------------------------

ASSETS:
   Investments, at market (identified cost $45,678,237)            $ 43,791,096
   Receivables:
      Dividends and interest                                             23,355
      Fund shares sold                                                    1,100
   Prepaid expenses                                                       7,010
                                                                   ------------
         Total assets                                                43,822,561
                                                                   ------------

LIABILITIES:
   Payables:
      Accrued distribution fees                                           8,874
      Due to advisor                                                     26,621
      Accrued expenses                                                   26,644
                                                                   ------------
         Total liabilities Total liabilities                             62,139
                                                                   ------------

NET ASSETS                                                         $ 43,760,422
                                                                   ============

NET ASSETS CONSIST OF:
      Paid-in capital                                                50,588,250
      Accumulated realized loss on investments                       (4,975,510)
      Undistributed net investment income                                34,823
      Net unrealized loss on investments                             (1,887,141)
                                                                   ------------

Net Assets (200,000,000 of $.001 par value shares
   authorized, 4,284,078 shares outstanding) $ 43,760,422
                                                                   ============

Net Asset Value, offering and redemption price per share           $      10.21
                                                                   ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SERIES FUND, INC.
STATEMENT OF OPERATIONS FOR THE PERIOD ENDED APRIL 30, 2003 (UNAUDITED)
                                                                     GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest                                                        $        598
   Dividends                                                            332,040
                                                                   ------------
      Total investment income                                           332,638
                                                                   ------------

EXPENSES:
   Investment advisory fees (Note 2)                                    162,492
   Accounting fee (Note 2)                                               18,043
   Custodian fees                                                         2,231
   Transfer agency fees                                                   8,898
   Distribution fees (Note 2)                                            54,164
   Trustee expense (Note 2)                                               2,787
   Audit fees                                                             5,460
   Legal fees                                                             6,631
   Registration fees                                                     10,219
   Reports to shareholders                                                1,867
   Miscellaneous expense                                                 25,023
                                                                   ------------
      Total Expenses                                                    297,815
                                                                   ------------

   Net investment income                                                 34,823
                                                                   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on investments                                  (1,932,115)
   Net change in unrealized appreciation on investments               1,968,224
                                                                   ------------
                                                                         36,109
                                                                   ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $     70,932
                                                                   ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SERIES FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
                                                                     GROWTH FUND
--------------------------------------------------------------------------------

                                                                        FOR THE PERIOD    FOR THE YEAR
                                                                            ENDED            ENDED
                                                                        APRIL 30, 2003  OCTOBER 31, 2002
                                                                        --------------  ----------------
                                                                          (UNAUDITED)
OPERATIONS:
   Net investment income                                                 $     34,823     $     31,818
   Net realized loss on investments                                        (1,932,115)        (218,445)
   Net change in unrealized appreciation (depreciation) on investments      1,968,224       (8,173,753)
                                                                         ------------     ------------
Net increase (decrease) in net assets resulting from operations                70,932       (8,360,380)
                                                                         ------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                      (31,818)         (59,482)
                                                                         ------------     ------------
Net decrease in net assets resulting from distributions                       (31,818)         (59,482)
                                                                         ------------     ------------

CAPITAL SHARE TRANSACTIONS:
Decrease in net assets from Fund share transactions                        (1,706,089)      (4,993,310)
                                                                         ------------     ------------
Decrease in net assets                                                     (1,666,975)     (13,413,172)

NET ASSETS:
   Beginning of period                                                     45,427,397       58,840,569
                                                                         ------------     ------------
   End of period (including undistributed net investment
      income of $34,823 and $31,818, respectively)                       $ 43,760,422     $ 45,427,397
                                                                         ============     ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SERIES FUND, INC.
FINANCIAL HIGHLIGHTS
                                                                     GROWTH FUND
--------------------------------------------------------------------------------
The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for each period indicated.

                                          PERIOD ENDED
                                         APRIL 30, 2003               YEARS ENDED OCTOBER 31,
                                         ----------------------------------------------------------------
                                           (UNAUDITED)      2002         2001         2000         1999
                                             --------     --------     --------     --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD         $  10.20     $  12.08     $  18.11     $  18.46     $  15.18
                                             --------     --------     --------     --------     --------

INVESTMENT OPERATIONS:
   Net investment income (loss)                  0.01         0.01         0.01        (0.01)        0.02
   Net realized and unrealized gain (loss)
    on investments                               0.01        (1.88)       (4.34)        0.97         4.04
                                             --------     --------     --------     --------     --------
      Total from investment operations           0.02        (1.87)       (4.33)        0.96         4.06
                                             --------     --------     --------     --------     --------

DISTRIBUTIONS FROM:
   Net investment income                        (0.01)       (0.01)          --        (0.02)       (0.12)
   Net realized gains                              --           --        (1.70)       (1.29)       (0.66)
                                             --------     --------     --------     --------     --------
      Total distributions                       (0.01)       (0.01)       (1.70)       (1.31)       (0.78)
                                             --------     --------     --------     --------     --------

NET ASSET VALUE, END OF PERIOD               $  10.21     $  10.20     $  12.08     $  18.11     $  18.46
                                             ========     ========     ========     ========     ========

TOTAL RETURN                                    0.17%     (15.48)%     (25.73)%        5.40%       27.77%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)      $ 43,760     $ 45,427     $ 58,841     $ 84,560     $ 86,234
   Ratio of expenses to average net assets      1.37%1       1.38%        1.27%        1.18%        1.18%
   Ratio of net investment income (loss)
    to average net assets                       0.16%1       0.06%        0.08%      (0.07)%        0.11%
   Portfolio turnover rate                      6.45%          94%          58%          55%          70%

1    Annualized

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
CAPSTONE SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     Capstone Series Fund, Inc. (the "Company") was organized as a Maryland corporation and is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company. On January 22, 2002 the Company name was changed to Capstone Series Fund, Inc. from Capstone Growth Fund, Inc. and the Fund was redesignated Capstone Growth Fund. The Company currently consists of one diversified series: the Growth Fund (the "FUND"). The Growth Fund's investment objective is to seek long-term capital appreciation by primarily investing in common stocks that represent a broad spectrum of the economy.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements.

A) VALUATION OF SECURITIES - The Fund's investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price. Other securities are quoted at the mean between the most recent bid and asked prices. Short-term obligations are valued at amortized cost.

B) FEDERAL INCOME TAXES - No provision has been made for Federal income taxes on net income or capital gains, since it is the policy of the Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies and to make sufficient distributions of income and capital gains to relieve the Fund from all, or substantially all, such taxes.

     Income and capital gains of the Fund are determined in accordance with both tax regulations and accounting principles generally accepted in the United States of America. Such may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. Temporary differences that result in over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences in the recognition of earnings are reclassified to additional paid-in capital. Distributions in excess of tax-basis earnings are recorded as return of capital.

C) USE OF ESTIMATES - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

D) REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian bank take possession of the underlying collateral securities, the fair value of which must be equal to the principal amount of the repurchase agreement including accrued interest throughout the term of the repurchase agreement. If the seller defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

E) OTHER - The Fund distributes its net investment income and net realized gains annually. Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts and premiums on bonds purchased are amortized over the life of the bonds. Interest income and estimated expenses are accrued daily.

--------------------------------------------------------------------------------
CAPSTONE SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2003 (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------

NOTE 3 - INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund has retained Capstone Asset Management Company ("CAMCO") as its Investment Adviser. Under the Investment Advisory Agreement (the "Agreement"), the Adviser is paid a monthly fee based on the average net assets at the annual rate of .75% on the first $50 million, .60% on the next $150 million, .50% for the next $300 million and .40% on assets over $500 million for the Growth Fund.

     Capstone Asset Planning Company ("CAPCO") serves as Distributor of the Fund's shares. CAPCO is an affiliate of the Adviser, and both are wholly owned subsidiaries of Capstone Financial Services, Inc. ("CFS").

     The Fund has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act whereby the Fund's assets are used to reimburse CAPCO for costs and expenses incurred with the distribution and marketing of shares of the Fund and servicing of the Fund's shareholders. Distribution and marketing expenses include, among other things, printing of prospectuses, advertising literature, and costs of personnel involved with the promotion and distribution of the Fund's shares. Under the Plan, the Fund pays CAPCO an amount computed at an annual rate of up to 0.25% of the Fund's average net assets (including reinvested dividends paid with respect to those assets). Of this amount, CAPCO may reallocate to securities dealers (which may include CAPCO itself) and other financial institutions and organizations (collectively, "Service Organizations") amounts based on the Fund's average net assets owned by stockholders for whom the Service Organizations have a servicing relationship. The Plan permits CAPCO to carry forward for a maximum of twelve months distribution expenses covered by the Plan for which CAPCO has not yet received reimbursement. For the period ended April 30, 2003, the Growth Fund incurred $54,164 in 12b-1 fees. Of this amount approximately 6.00% was paid to Service Organizations other than CAPCO.

     Certain officers and directors of the Funds who are also officers and directors of the Adviser, the Distributor or CFS, received no compensation from the Funds. For the period ended April 30, 2003, directors of the Fund who are not "interested persons" received directors' fees of $1,962.

NOTE 4 - CAPITAL STOCK

     At April 30, 2003 there were 4,284,078 shares outstanding in the Growth Fund. Transactions in capital stock were as follows:

                                                            PERIOD ENDED                     YEAR ENDED
                                                           APRIL 30, 2003                 OCTOBER 31, 2002
                                                           --------------                 ----------------
                                                       SHARES          AMOUNT          SHARES          AMOUNT
                                                       ------          ------          ------          ------
GROWTH FUND
Shares sold .....................................         41,311    $    427,322         575,139    $  7,410,976
Shares issued to shareholders in reinvestment
  of distributions ..............................          2,622           3,866          50,259
                                                    ------------    ------------    ------------    ------------
                                                                                                          27,378
                                                                          43,933         579,005       7,461,235
                                                                                                         454,700
Shares redeemed .................................       (211,744)     (2,160,789)       (997,666)    (12,454,545)
                                                    ------------    ------------    ------------    ------------
Net increase (decrease) .........................       (167,811)   $ (1,706,089)       (418,661)   $ (4,993,310)
                                                    ============    ============    ============    ============

--------------------------------------------------------------------------------
CAPSTONE SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 5 - PURCHASES AND SALES OF SECURITIES

     Purchases  and  sales  of  investment   securities   (excluding  short-term
securities) by the Fund for the period ended April 30, 2003 were as follows:

                                                    PURCHASES          SALES
                                                    ---------          -----

Growth Fund.....................................  $  2,801,052     $  4,364,893

     For Federal income tax purposes, the tax cost basis of investment securities owned, the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and net unrealized appreciation (depreciation) as of October 31, 2002 were as follows:

                                        GROSS         GROSS       NET UNREALIZED
                                      UNREALIZED    UNREALIZED     APPRECIATION
                          TAX COST   APPRECIATION  DEPRECIATION   (DEPRECIATION)
                          --------   ------------  ------------   --------------

Growth Fund             $49,457,419   $ 2,467,377   $(6,362,935)   $(3,895,558)

NOTE 6 - TAX MATTERS

     As of October 31, 2002, the components of distributable earnings on a tax basis for the Fund were as follows:

--------------------------------------------------------------------------------------------------
                              UNDISTRIBUTED    UNDISTRIBUTED      UNDISTRIBUTED     UNREALIZED
--------------------------------------------------------------------------------------------------
                              ORDINARY         SHORT-TERM LOSS    LONG TERM LOSS    APPRECIATION/
                              INCOME                                                (DEPRECIATION)
--------------------------------------------------------------------------------------------------
Growth Fund                   $      31,818          --                --           $ (3,895,558)
--------------------------------------------------------------------------------------------------

     The difference between book basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

     As of October 31, 2002 the Fund had capital loss carryforwards and deferrals available for federal income tax purposes as follows:

--------------------------------------------------------------------------------------------------
                                       CAPITAL LOSS CARRYFORWARDS EXPIRING             DEFERRED
------------------------------------------------------------------------------------   FOR TAX
                                2008           2009           2010           TOTAL     PURPOSES
                                                                                       --------
--------------------------------------------------------------------------------------------------
Growth Fund                 $        --   $         --    $ 3,003,202    $ 3,003,202   $    40,193
--------------------------------------------------------------------------------------------------

NOTE 7 - DISTRIBUTIONS TO SHAREHOLDERS

     The tax character of distributions paid for the period ending April 30, 2003 and for the year ending October 31, 2002 were as follows:

     Distributions paid during the period ending April 30, 2003:

--------------------------------------------------------------------------------
                                           ORDINARY     LONG-TERM
                                            INCOME     CAPITAL GAINS    TOTAL
                                            ------     -------------    -----
--------------------------------------------------------------------------------
Growth Fund                                $ 31,818      $     --      $ 31,818
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CAPSTONE SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2003 (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------

NOTE 7 - DISTRIBUTIONS TO SHAREHOLDERS - (CONTINUED)

     Distributions paid during the year ending October 31, 2002:

--------------------------------------------------------------------------------
                                           ORDINARY     LONG-TERM
                                            INCOME     CAPITAL GAINS    TOTAL
                                            ------     -------------    -----
--------------------------------------------------------------------------------
Growth Fund                                $ 59,482      $     --      $ 59,482
--------------------------------------------------------------------------------

    CAPSTONE GROWTH FUND
CGF --------------------------------------
    BUILDING WEALTH WHILE CONTROLLING RISK



CAPSTONE GROWTH FUND



For more
complete
information
about the
Capstone
Growth Fund,
including
charges and
expenses,
contact the
Distributor at the
address below
to receive a
prospectus.                                [LOGO]Capstone Asset Planning Company
Please read it                                   5847 San Felipe,Suite 4100
carefully before                                 Houston,Texas 77057
you invest or                                    1-800-262-6631
send money.                                      info@capstonefinancial.com

Item 2 - Code of Ethics
         Not applicable.

Item 3 - Audit Committee Financial Expert
         Not applicable.

Item 4 - Principal Accountant Fees and Services
         Not applicable.

Item 5 - Audit Committee of Listed Registrants
         Not applicable.

Item 6 - [Reserved]

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
         Not applicable.

Item 8 - [Reserved]

Item 9 - Controls and Procedures
         Not applicable.

Item 10 - Exhibits

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable


(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto

     Exhibit 99.302 CERT - Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 99.906 CERT - Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Capstone Series Fund, Inc.

By: /s/ Edward L. Jaroski
    ---------------------
        Edward L. Jaroski,
        President

Date: July 9, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Edward L. Jaroski
    ---------------------
        Edward L. Jaroski
        President

Date:  July 9, 2003

By: /s/ Linda G. Giuffre
    ---------------------
        Linda G. Giuffre
        Treasurer/Secretary

Date:  July 9, 2003